CONVERTIBLE NOTE PAYABLE AND DERIVATIVE LIABILITY	9 Months Ended
Sep. 30, 2018
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

NOTE 6 – CONVERTIBLE NOTE PAYABLE AND DERIVATIVE LIABILITY

On August 22, 2018, the Company issued a convertible promissory note for $140,800. The note was discounted at $128,000 and the Company received net proceeds of $125,000 after incurring $3,000 of debt issuance costs. The note bears an interest rate at 8% per annum, and principal and accrued interest was due on the maturity date of August 22, 2019. The conversion option price associated with the note has a 25% discount to the market price of the stock. The market price is based on the average of the two lowest trading prices during a ten day period prior to conversion. The note is convertible at any time. As a result of the variable feature associated with the conversion option, pursuant to ASC Topic 815, the Company bifurcated the conversion option, and utilized the Black Scholes valuation model to determine the fair value of the conversion option. At the issuance date, the Company recorded a derivative expense and derivative liability of $148,211. At September 30, 2018, the Company revalued the derivative liability and recorded additional derivative expense of $6,915. As such, the derivative liability was valued at $155,126 at September 30, 2018.

Liability measured at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2018 is as follows:

	Fair Value Measurement at
	September 30, 2018 (1)
	Using
	Level 2	Total
Liability:

Derivative liability	$155,126	$155,126

Total liability	$155,126	$155,126

(1)	The Company did not have any assets or liabilities measured at fair value using Level 1 or 3 of the fair value hierarchy as of September 30, 2018.

The Company’s derivative liabilities are classified within Level 2 of the fair value hierarchy. The Company utilizes the Black-Scholes valuation model to value the derivative liabilities utilizing observable inputs such as the Company’s common stock price, the conversion price of the conversion option, and expected volatility, which is based on historical volatility. The Black-Scholes valuation model employs the market approach in determining fair value.

The following is a reconciliation of the beginning and ending balances for liabilities measured at fair value on a recurring basis during the nine months ended September 30, 2018:

Balance at December 31, 2017	$-
Variable conversion feature in convertible note payable	148,211
Fair value adjustment	6,915

Balance at September 30, 2018	$155,126